Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Conversion of Stock [Line Items]
Net Income / (Loss)	$ (3,033,047)	$ 452,839	$ 710,458	$ (36,798,419)
Adjustments to Reconcile Net Income / (Loss) to Net Cash Used in Operating Activities:
Depreciation Expense	296,528	320,465	1,284,653	1,430,240
Amortization of operating lease right-of-use assets	95,657	144,384	508,156	492,806
Non-cash Warrant Issued			8,828
Loss on disposal of property and equipment	5,702	17,994	241,541	43,290
Gain on Investment		(3,421,222)	(3,421,222)
Change in Fair Value of Convertible Notes		571,089	(14,028,067)	22,764,854
Change in Fair Value of Warrant Liabilities		(430,208)	(736,580)	240,159
Non-cash Interest Expense	49,600	84,447	346,436	435,373
Non-cash Share-based Compensation			4,892,110	18,594
Changes in Operating Assets and Liabilities:
Accounts Receivable	439,611	296,870	83,042	(227,218)
Inventory	(33,921)	198,547	1,409,180	885,547
Other Current Assets	(89,530)	(260,047)	(115,741)	61,230
Other Long Term Assets	(6,900)		13,151	76,270
Accounts Payable	532,236	252,981	(672,348)	1,078,467
Other Current Liabilities	(187,265)	(710,980)	(1,151,329)	1,691,432
Operating Lease Liabilities	(99,935)	(177,242)	(587,891)	(672,371)
Net Cash Used in Operating Activities	(2,031,264)	(2,660,083)	(11,215,623)	(8,479,746)
Cash Flow (used in) / from Investing Activities
Proceeds from Purchase of Thinking Tree Spirits		5,090	5,090
Purchase of Property and Equipment	(17,325)		(106,421)	(26,512)
Proceeds from Sale of Asset	82,665			2,400
Net Cash Used in Investing Activities	65,340	5,090	(101,331)	(24,112)
Cash Flow from Financing Activities
Proceeds from Notes Payable		39,247	694,914	250,000
Proceeds from Whiskey Notes (including proceeds from related party Whiskey Notes of $1,100,000 and $800,000 for the years ended December 31, 2024 and 2023, respectively)		3,115,870	3,655,870	2,975,000
Proceeds from Convertible Notes (including proceeds from related party convertible notes of $0 and $4,675,000 for the years ended December 31, 2024 and 2023, respectively)				5,590,000
Repayment of Notes Payable	(300,000)	(41,454)	(1,723,386)	(183,062)
Proceeds from Initial Public Offering of Common Stock, net of Underwriting Commission			5,960,000
Expenses related to Initial Public Offering, recorded to Additional Paid-in-Capital, net against IPO Proceeds			(313,467)
Proceeds from Private Placement of Common Warrants			1,397,998
Proceeds from Private Placement of Preferred Stock and warrants	1,679,810		2,025,000
Proceeds from ELOC Sales of Common Stock	232,427
Proceeds from Warrants Exercised	67
Deferred Transaction Costs associated with S-1 Filing		(81,996)		(262,896)
Common Stock Shares Repurchased			(3,690)	(11,340)
Net Cash Provided by Financing Activities	1,612,304	3,031,667	11,693,239	8,357,702
Net Increase (Decrease) in Cash	(353,620)	376,674	376,284	(146,156)
Cash – Beginning of Period	453,162	76,878	76,878	223,034
Cash – End of Period	99,542	453,552	453,162	76,878
Cash Paid during the Period for:
Interest Expense	473,613	516,559	2,189,265	2,091,366
Income Tax Expense			1,650	7,000
Supplemental Schedule of Non-cash Investing and Financing Activities:
Right-of-use Assets Obtained in Exchange for New Operating Lease Liabilities	181,861		152,821	290,060
Transaction Costs Associated with S-1 Filing in Accounts Payable and Other Current Liabilities		76,608	1,676,494	1,020,004
Deferred Transaction Costs Applied Against IPO Proceeds			2,054,454
Common Stock Issued in Conjunction with Acquisition of Thinking Tree Spirits			670,686
Unpaid Property and Equipment Additions	$ 7,743		204,366	194,366
Preferred Stock and Warrants Issued in Exchange for Barrels and Inventory			1,265,600
Preferred Stock and Warrants Issued in Exchange for Factoring Agreement Notes Payable Including Interest and Fees			719,919
Preferred Stock Issued in Exchange for Warrants			9
Exercise of Warrants to Purchase Common Stock			32
Prepaid Warrants Issued in Exchange for Common Stock			3
2022 and 2023 Convertible Notes [Member]
Supplemental Schedule of Non-cash Investing and Financing Activities:
Conversion of Convertible Notes			15,278,168
Common Stock Exchanged for Prepaid Warrants			193
Convertible Notes To Warrants [Member]
Supplemental Schedule of Non-cash Investing and Financing Activities:
Conversion of Convertible Notes			1,873,000
Conversion of Whiskey Notes [Member]
Supplemental Schedule of Non-cash Investing and Financing Activities:
Conversion of Convertible Notes			11,784,068
Common Stock Exchanged for Prepaid Warrants			$ 197